UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	April 28, 2011 (commencement of operations) — December 31, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|11

Annual report

Putnam VT
Absolute Return 500 Fund

Putnam
INVESTMENTS

Message from the Trustees

Dear Shareholder:

Global financial uncertainty and the European debt crisis continue to contribute to risk aversion and volatility within markets around the world. While we have experienced some positive trends in recent months, stock markets ended 2011 essentially where they began.

Until a lasting and meaningful solution is found for the European debt problem and the U.S. economy establishes a solid footing, it is our belief that this volatility and uncertainty will persist, at least over the near term. In this kind of market, Putnam’s portfolio managers and analysts are dedicated to uncovering opportunities, while seeking to guard against downside risk.

During periods of market uncertainty, it is especially important to rely on the counsel and expertise of your financial advisor, who can help you maintain a long-term focus and a balanced investment approach suitable to your goals.

In other developments, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/11)

Investment objective

To earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions

Net asset value December 31, 2011

Class IA: $9.63	Class IB: $9.61

Total return at net asset value

			BofA Merrill	Barclays
			Lynch U.S.	Capital U.S.
(as of	Class IA	Class IB	Treasury Bill	Aggregate	S&P 500
12/31/11)	shares*	shares*	Index	Bond Index	Index

Life of fund	–3.70%	–3.90%	0.06%	6.04%	–6.37%

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: May 2, 2011.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

The BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

The S&P 500 Index is an unmanaged index of common stock performance.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 12/31/11. Cash and net other assets represents the market value weights of cash, derivatives, short-term securities and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT Absolute Return 500 Fund 1

Report from your fund’s manager

What was the investment environment like for the period from May 2, 2011 through December 31, 2011, and how did the fund perform?

After a relatively strong first quarter of 2011, markets declined on concerns about domestic credit risk as GDP data suggested the U.S. economic recovery was stalling. The global economy also weakened. Japan’s natural disasters in March caused supply chain disruptions, and China slowed its economy to reduce inflation. Macroeconomic forces caused a further lurch downward in the third quarter. Standard & Poor’s downgrade of U.S. Treasury debt, continued challenges in the eurozone, and weaker-than-expected economic data helped fuel the downturn, and even a robust October rally was insufficient to offset all of the pain. For the year as a whole, U.S. stocks had modest gains, global stocks retreated, and credit-sensitive bonds generally performed well.

Though fund volatility remained within established guidelines, class IA shares of Putnam VT Absolute Return 500 Fund had a negative return for the year.

What strategies did you pursue in this context?

Our key strategies for protecting value and reducing volatility were to keep the portfolio broadly diversified and to maintain a significant weighting in cash and short-term investments. Our active, non-cash strategies involve two main categories: directional strategies that align with market movements, and non-directional strategies that we believe can produce returns independent of market direction. Examples of our directional strategies included positions in stocks, investment-grade corporate bonds, and high-yield securities, as well as Treasuries and commodities. There also were small allocations to emerging-market stocks and bonds.

Non-directional strategies included long-short equity positions, commodity roll-based strategies, and currency positioning. In a long-short combination, we hold stocks that we expect will appreciate paired with short positions on stocks that we expect will decline in value. This helps to reduce the fund’s exposure to random market movements. The roll-based strategy is undertaken with commodity linked notes, which are indexed to commodities futures contracts and exploit the difference between a commodity’s current spot price and its price in the futures market.

How did the strategies fare?

The fund’s exposure to U.S. stocks and high-yield securities helped performance. We held U.S. large-cap equities with “low beta” — or below-average historic market risk — characteristics, and these holdings did well. Commercial mortgage-backed securities also helped early in the period. In the later months of the period, we saw a lot of the non-directional portfolio stabilizers come into play. Tail-risk hedging strategies were particularly helpful. The fund’s equity exposure was complemented by an option-based tail-risk management strategy. A group of low-beta equities was matched with a short position in equity index futures. Also, the fund held short positions in stocks we considered likely to fall in value, matched against a long position in equity index futures, which also helped mute the impact of market direction.

Can you talk more about the fund’s fixed-income positions?

Aside from corporate bonds, holdings in non-agency residential mortgage-backed securities [RMBS] and interest-only collateralized mortgage obligations [CMO IOs] were part of our non-directional strategies. These positions hurt performance later in the period. Although the fundamentals underpinning the RMBS market were fairly stable, RMBS sold off as investors lost their appetite for credit risk in the third quarter. The CMO IOs were affected by the introduction of a new government initiative to help certain “underwater” homeowners refinance their mortgages at market rates. IO spreads widened sharply in the weeks leading up to that introduction, and our positions were hurt.

How is the fund positioned in international markets?

With ongoing political and financial turmoil in Europe, we continue to have minimal exposure to eurozone sovereign debt.

What is your outlook?

We believe the U.S. economy will maintain its slow growth trajectory over the near term. In our view, the corporate sector continues to have good prospects to remain in solid financial condition. We believe the Federal Reserve has demonstrated a commitment to preventing deflation, which may provide a reasonably supportive backdrop to markets. Washington has made little progress on the deficit, but debt reduction is high on the political agenda for 2012. Unfortunately, we believe that Europe is entering recession, and its severity is unclear. With growth slowing in China, the fund’s emerging-market exposure remains small. While we do not find this a time to become more aggressive, we expect that the market will give way to new opportunities in 2012.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and

2 Putnam VT Absolute Return 500 Fund

the potential failure of the other party to the instrument to meet its obligations. REITs involve the risks of real estate investing, including declining property values. Commodities involve the risks of changes in market, political, regulatory, and natural conditions. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Additional risks are listed in the fund’s prospectus. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Jeffrey L. Knight is Head of Global Asset Allocation at Putnam. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeffrey, your fund’s portfolio managers are James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Absolute Return 500 Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2011, to December 31, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/11		for the 6 months ended 12/31/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$4.48	$5.72	$4.58	$5.85

Ending value
(after expenses)	$974.70	$973.70	$1,020.67	$1,019.41

Annualized
expense ratio†	0.90%	1.15%	0.90%	1.15%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on fiscal period data in the financial highlights.

4 Putnam VT Absolute Return 500 Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Absolute Return 500 Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Absolute Return 500 Fund (the “fund”) at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated herein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at December 31, 2011 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2012

Putnam VT Absolute Return 500 Fund 5

The fund’s portfolio 12/31/11

COMMON STOCKS (22.5%)*	Shares	Value

Advertising and marketing services (0.1%)
Omnicom Group, Inc.	272	$12,126

		12,126
Aerospace and defense (0.7%)
Huntington Ingalls Industries, Inc. †	52	1,627

Lockheed Martin Corp.	338	27,344

Northrop Grumman Corp.	319	18,655

Raytheon Co.	423	20,465

Rockwell Collins, Inc.	246	13,621

		81,712
Airlines (0.1%)
Copa Holdings SA Class A (Panama)	113	6,630

Southwest Airlines Co.	1,145	9,801

		16,431
Banking (0.5%)
Bank of Hawaii Corp.	162	7,207

JPMorgan Chase & Co.	560	18,620

M&T Bank Corp.	189	14,428

New York Community Bancorp, Inc.	783	9,686

People’s United Financial, Inc.	834	10,717

		60,658
Beverage (0.3%)
Dr. Pepper Snapple Group, Inc.	933	36,835

		36,835
Biotechnology (0.2%)
Biogen Idec, Inc. †	215	23,661

		23,661
Broadcasting (0.1%)
Discovery Communications, Inc.
Class A †	190	7,784

		7,784
Cable television (0.1%)
IAC/InterActiveCorp.	356	15,166

		15,166
Chemicals (0.4%)
International Flavors &
Fragrances, Inc.	136	7,129

PPG Industries, Inc.	158	13,191

Sherwin-Williams Co. (The)	129	11,516

Sigma-Aldrich Corp.	151	9,431

Valspar Corp.	191	7,443

		48,710
Commercial and consumer services (0.6%)
Ecolab, Inc.	241	13,932

Equifax, Inc.	281	10,886

Expedia, Inc.	169	4,904

Gartner, Inc. †	225	7,823

Moody’s Corp.	315	10,609

Priceline.com, Inc. †	37	17,305

Verisk Analytics, Inc. Class A †	309	12,400

		77,859
Communications equipment (0.1%)
Harris Corp.	349	12,578

		12,578
Computers (3.4%)
Apple, Inc. †	911	368,954

Hewlett-Packard Co.	555	14,297

Micros Systems, Inc. †	280	13,042

NetApp, Inc. †	139	5,042

Solera Holdings, Inc.	245	10,912

		412,247

COMMON STOCKS (22.5%)* cont.	Shares	Value

Conglomerates (0.1%)
AMETEK, Inc.	298	$12,546

		12,546
Consumer (0.4%)
Kimberly-Clark Corp.	587	43,180

Scotts Miracle-Gro Co. (The) Class A	129	6,023

Tupperware Brands Corp.	123	6,884

		56,087
Consumer services (—%)
TripAdvisor, Inc.	169	4,260

		4,260
Containers (0.1%)
Ball Corp.	254	9,070

		9,070
Distribution (0.2%)
W.W. Grainger, Inc.	105	19,655

		19,655
Electric utilities (0.6%)
Alliant Energy Corp.	219	9,660

DTE Energy Co.	246	13,394

Entergy Corp.	200	14,610

Pinnacle West Capital Corp.	206	9,925

Public Service Enterprise
Group, Inc.	513	16,934

Westar Energy, Inc.	265	7,627

		72,150
Electronics (0.1%)
L-3 Communications Holdings, Inc.	189	12,603

QLogic Corp. †	330	4,950

		17,553
Energy (oil field) (0.5%)
Core Laboratories NV (Netherlands)	112	12,762

Dresser-Rand Group, Inc. †	227	11,330

FMC Technologies, Inc. †	373	19,482

Oceaneering International, Inc.	274	12,640

Oil States International, Inc. †	144	10,997

		67,211
Energy (other) (0.1%)
Covanta Holding Corp.	448	6,133

		6,133
Engineering and construction (0.1%)
KBR, Inc.	339	9,448

		9,448
Food (0.4%)
ConAgra Foods, Inc.	500	13,200

Corn Products International, Inc.	292	15,356

Hormel Foods Corp.	736	21,556

		50,112
Forest products and packaging (—%)
Sealed Air Corp.	304	5,232

		5,232
Health-care services (0.8%)
AmerisourceBergen Corp.	475	17,665

Cardinal Health, Inc.	493	20,021

Laboratory Corp. of America
Holdings †	173	14,873

Lincare Holdings, Inc.	311	7,996

McKesson Corp.	311	24,230

Warner Chilcott PLC Class A (Ireland) †	548	8,291

		93,076
Insurance (1.6%)
ACE, Ltd.	372	26,085

Allied World Assurance Co.
Holdings AG	133	8,370

Arch Capital Group, Ltd. †	347	12,919

Aspen Insurance Holdings, Ltd.	261	6,917

6 Putnam VT Absolute Return 500 Fund

COMMON STOCKS (22.5%)* cont.	Shares	Value

Insurance cont.
Axis Capital Holdings, Ltd.	288	$9,204

Berkshire Hathaway, Inc. Class B †	439	33,495

Chubb Corp. (The)	206	14,259

Endurance Specialty Holdings, Ltd. (Bermuda)	171	6,541

Everest Re Group, Ltd.	126	10,595

PartnerRe, Ltd.	155	9,953

RenaissanceRe Holdings, Ltd.	146	10,858

Transatlantic Holdings, Inc.	175	9,578

Travelers Cos., Inc. (The)	282	16,686

Validus Holdings, Ltd.	305	9,608

W.R. Berkley Corp.	361	12,415

		197,483
Investment banking/Brokerage (0.1%)
BlackRock, Inc.	27	4,812

Goldman Sachs Group, Inc. (The)	44	3,979

		8,791
Machinery (0.1%)
Roper Industries, Inc.	165	14,334

		14,334
Media (0.3%)
McGraw-Hill Cos., Inc. (The)	314	14,121

Viacom, Inc. Class B	403	18,300

		32,421
Medical technology (0.2%)
C.R. Bard, Inc.	162	13,851

Gen-Probe, Inc. †	146	8,632

		22,483
Metals (0.1%)
Newmont Mining Corp.	316	18,963

		18,963
Natural gas utilities (0.2%)
AGL Resources, Inc.	187	7,903

Spectra Energy Corp.	473	14,545

		22,448
Oil and gas (1.9%)
Chevron Corp.	761	80,970

Exxon Mobil Corp.	1,335	113,154

HollyFrontier Corp.	383	8,962

Murphy Oil Corp.	265	14,771

Sunoco, Inc.	278	11,404

		229,261
Pharmaceuticals (1.0%)
Abbott Laboratories	918	51,618

Eli Lilly & Co.	925	38,443

Forest Laboratories, Inc. †	476	14,404

Perrigo Co.	193	18,779

		123,244
Publishing (—%)
Washington Post Co. (The) Class B	12	4,522

		4,522
Real estate (0.6%)
Annaly Capital Management, Inc. R	937	14,955

Digital Realty Trust, Inc. R	208	13,867

Federal Realty Investment Trust R	143	12,977

Jones Lang LaSalle, Inc.	113	6,922

Rayonier, Inc. R	296	13,210

Realty Income Corp. R	296	10,347

		72,278
Restaurants (0.5%)
Brinker International, Inc.	227	6,075

Darden Restaurants, Inc.	181	8,250

Panera Bread Co. Class A †	56	7,921

COMMON STOCKS (22.5%)* cont.	Shares	Value

Restaurants cont.
Starbucks Corp.	516	$23,741

Yum! Brands, Inc.	329	19,414

		65,401
Retail (1.7%)
Advance Auto Parts, Inc.	118	8,216

Amazon.com, Inc. †	170	29,426

AutoZone, Inc. †	44	14,299

Big Lots, Inc. †	177	6,684

Dollar Tree, Inc. †	158	13,131

Herbalife, Ltd.	424	21,908

Kroger Co. (The)	523	12,667

MSC Industrial Direct Co., Inc.	124	8,872

PETsMART, Inc.	185	9,489

Safeway, Inc.	965	20,304

Target Corp.	373	19,105

Wal-Mart Stores, Inc.	489	29,223

Walgreen Co.	307	10,149

		203,473
Semiconductor (0.4%)
Analog Devices, Inc.	591	21,146

KLA-Tencor Corp.	155	7,479

Lam Research Corp. †	140	5,183

Novellus Systems, Inc. †	345	14,245

		48,053
Shipping (0.4%)
J. B. Hunt Transport Services, Inc.	262	11,808

United Parcel Service, Inc. Class B	474	34,692

		46,500
Software (1.0%)
Amdocs, Ltd. (United Kingdom) †	563	16,062

BMC Software, Inc. †	401	13,145

CA, Inc.	957	19,346

Intuit, Inc.	534	28,083

Microsoft Corp.	1,677	43,535

		120,171
Technology (0.1%)
Avago Technologies, Ltd. (Singapore)	633	18,268

		18,268
Technology services (1.0%)
Accenture PLC Class A	673	35,824

IBM Corp.	455	83,665

		119,489
Telecommunications (0.2%)
American Tower REIT, Inc. Class A R	424	25,444

		25,444
Telephone (0.4%)
Verizon Communications, Inc.	1,362	54,643

		54,643
Textiles (0.1%)
Cintas Corp.	331	11,522

		11,522
Tobacco (0.5%)
Lorillard, Inc.	121	13,794

Philip Morris International, Inc.	676	53,052

		66,846
Transportation services (0.1%)
Landstar Systems, Inc.	168	8,051

		8,051

Total common stocks (cost $2,786,037)		$2,762,389

Putnam VT Absolute Return 500 Fund 7

MORTGAGE-BACKED SECURITIES (7.3%)*	Principal amount		Value

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class ASB, 6.173s, 2051		$78,000	$84,848
Ser. 07-2, Class A2, 5.634s, 2049		45,881	46,847
Ser. 06-5, Class A2, 5.317s, 2047		77,488	78,318

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class E, 5.664s, 2036 F		66,000	49,070
Ser. 05-C5, Class AJ, 5.1s, 2038 F		13,000	12,015

Federal Home Loan Mortgage Corp.
IFB Ser. 3859, Class SG, IO, 6.422s, 2039		124,295	19,379
IFB Ser. 3856, Class PS, IO, 6.322s, 2040		244,056	37,214
IFB Ser. 3708, Class SA, IO, 6.172s, 2040		220,053	28,437

GE Capital Commercial Mortgage Corp.
FRB Ser. 04-C3, Class B, 5.343s, 2039 F		82,000	77,618

GE Capital Commercial Mortgage Corp.
144A Ser. 03-C2, Class D, 5.326s, 2037		83,000	83,835

Government National Mortgage Association
IFB Ser. 10-85, Class SD, IO,
6.365s, 2038		113,605	18,673
IFB Ser. 11-11, Class PS, IO,
6.315s, 2040		93,904	15,321
IFB Ser. 10-31, Class HS, IO,
6.315s, 2039		166,491	26,442
IFB Ser. 10-42, Class CS, IO,
6.215s, 2040		83,536	13,893
IFB Ser. 10-53, Class SA, IO,
6.215s, 2039		430,555	68,321

LB-UBS Commercial Mortgage Trust
Ser. 03-C5, Class F, 4.843s, 2037		83,000	75,945
Ser. 03-C3, Class G, 4.392s, 2037		65,000	63,863

Salomon Brothers Mortgage
Securities VII 144A FRB
Ser. 99-C1, Class J, 7s, 2032		81,000	83,817

Wachovia Bank Commercial Mortgage
Trust Ser. 05-C17, Class B, 5.287s, 2042		10,000	9,000

Total mortgage-backed securities (cost $946,433)			$892,856

INVESTMENT COMPANIES (2.8%)*		Shares	Value

SPDR S&P 500 ETF Trust		2,759	$346,255

Total investment companies (cost $343,037)			$346,255

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)*	strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Jan-12/112.00	$2,854	$616

SPDR S&P 500 ETF Trust (Put)	Feb-12/97.00	2,945	658

SPDR S&P 500 ETF Trust (Put)	Mar-12/102.00	3,008	2,552

SPDR S&P 500 ETF Trust (Put)	Apr-12/105.00	1,700	2,992

SPDR S&P 500 ETF Trust (Put)	May-12/103.00	1,615	3,326

SPDR S&P 500 ETF Trust (Put)	Jun-12/107.00	2,457	7,985

SPDR S&P 500 ETF Trust (Put)	Oct-12/100.00	1,800	7,542

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00	1,615	7,038

SPDR S&P 500 ETF Trust (Put)	Dec-12/102.00	2,457	13,416

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.042% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.042	36,000	756

Option on an interest rate swap
with Bank of America, N.A. for
the right to pay a fixed rate of
2.24% versus the three month
USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.24	17,000	98

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate
of 2.24% versus the three month
USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.24	$17,000	$370

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	29,000	222

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
1.869% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/1.869	29,000	221

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.085% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.085	36,000	889

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.064% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.064	36,000	828

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.765% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.765	92,000	568

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.861% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	29,000	276

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.9275% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	185,000	2,078

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
2.015% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015	37,000	524

Option on an interest rate swap
with Barclays Bank PLC for the
right to pay a fixed rate of 3.37%
versus the three month USD-
LIBOR-BBA maturing August 2022.	Aug-12/3.37	151,389	500

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.37% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/3.37	151,389	16,804

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 3.36% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	126,157	415

8 Putnam VT Absolute Return 500 Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.36% versus the three month
USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.36	$126,157	$13,905

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 3.51% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	50,463	119

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.51% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	50,463	6,211

Option on an interest rate swap
with Barclays Bank PLC for the
right to pay a fixed rate of 3.52%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/3.52	126,157	304

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.52% versus the three month
USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.52	126,157	15,632

Option on an interest rate swap
with Barclays Bank PLC for
the right to pay a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	126,157	276

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	126,157	15,852

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.683% versus the three month
USD-LIBOR-BBA June 2022.	Jun-12/1.683	29,000	222

Option on an interest rate swap
with Barclays Bank PLC for the
right to pay a fixed rate of 0.52%
versus the three month USD-
LIBOR-BBA maturing March 2014.	Mar-12/0.52	282,000	1,376

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
0.52% versus the three month
USD-LIBOR-BBA maturing
March 2014.	Mar-12/0.52	282,000	48

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate of
1.869% versus the three month
USD-LIBOR-BBA March 2022.	Mar-12/1.869	29,000	221

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.861% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	29,000	276

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.9275% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	$185,000	$2,078

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.985% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.985	38,000	508

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.9475% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/1.9475	187,000	567

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	29,000	245

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
2.1075% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	187,000	4,286

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.96% versus the three month
USD-LIBOR-BBA maturing March 2022.	Mar-12/1.96	38,000	380

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.9275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	185,000	2,078

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.9475% versus the three
month USD-LIBOR-BBA maturing
August 2022.	Aug-12/1.9475	201,000	3,528

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.144% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.144	76,000	1,936

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	29,000	245

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 2.1075% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1075	187,000	4,286

Putnam VT Absolute Return 500 Fund 9

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	$76,000	$1,774

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.096% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	76,000	1,598

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.074% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.074	76,000	1,420

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.193% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.193	76,000	2,247

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.169% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.169	76,000	2,092

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.861% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.861	29,000	276

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.9275% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	185,000	2,078

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.998% versus the three month
USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.998	185,000	2,579

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
2.73% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.73	67,100	835

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.73% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.73	67,100	4,048

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.13375% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.13375	36,000	1,018

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.27% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.27	$57,000	$1,970

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
0.555% versus the three month
USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.555	305,240	1,135

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
0.555% versus the three month
USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.555	305,240	18

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
0.545% versus the three month
USD-LIBOR-BBA maturing
January 2014.	Jan-12/0.545	305,240	1,114

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
0.545% versus the three month
USD-LIBOR-BBA maturing
January 2014.	Jan-12/0.545	305,240	—

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
2.215% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.215	17,000	19

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.215% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.215	17,000	290

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	29,000	245

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.683% versus the three month
USD-LIBOR-BBA maturing
June 2022.	Jun-12/1.683	29,000	222

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.869% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/1.869	29,000	221

10 Putnam VT Absolute Return 500 Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.1125% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.1125	$36,000	$958

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.2475% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.2475	57,000	1,879

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.225% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.225	57,000	1,781

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.861% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	29,000	276

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.9275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	185,000	2,078

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.998% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	185,000	2,579

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.15% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	16,000	283

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.15% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	16,000	339

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.35% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35	38,000	1,255

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	16,000	428

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	16,000	483

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	16,000	540

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	$16,000	$599

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3675% versus the three
month USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.3675	57,000	2,252

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.8825% versus the three month
USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	29,000	2,133

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.8825% versus the three
month USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	29,000	3,154

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 0.62% versus the three month
USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.62	278,000	745

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 0.62% versus the three month
USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.62	278,000	72

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.0525% versus the three month
USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.0525	156,000	2,257

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.0525% versus the three
month USD-LIBOR-BBA maturing
February 2022.	Feb-12/2.0525	156,000	1,953

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.96325% versus the three
month USD-LIBOR-BBA maturing
January 2022.	Jan-12/1.96325	187,000	615

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.03% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.03	156,000	1,555

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.03% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.03	156,000	1,240

Putnam VT Absolute Return 500 Fund 11

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.27% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.27	$38,000	$865

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.785% versus the three month
USD-LIBOR-BBA maturing
January 2042.	Jan-12/2.785	29,000	110

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.785% versus the three month
USD-LIBOR-BBA maturing
January 2042.	Jan-12/2.785	29,000	1,210

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	29,000	245

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.055% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055	38,000	779

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.11875% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.11875	187,000	4,376

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.1825% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1825	38,000	1,024

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	16,000	396

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	16,000	452

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	29,000	222

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.03% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03	38,000	690

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	16,000	360

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	$16,000	$418

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	29,000	1,383

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	29,000	2,405

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.869% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/1.869	29,000	221

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.075% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/2.075	156,000	2,777

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.075% versus the three month
USD-LIBOR-BBA maturing
March 2022.	Mar-12/2.075	156,000	2,477

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.8025% versus the three month
USD-LIBOR-BBA maturing
March 2042.	Mar-12/2.8025	29,000	730

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.8025% versus the three
month USD-LIBOR-BBA maturing
March 2042.	Mar-12/2.8025	29,000	1,836

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.005% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.005	38,000	597

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	16,000	323

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	16,000	378

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	16,000	512

12 Putnam VT Absolute Return 500 Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	$16,000	$573

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.34375% versus the three
month USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.34375	57,000	2,156

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.28	16,000	485

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.28	16,000	544

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3175% versus the three
month USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.3175	57,000	2,046

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	16,000	459

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	16,000	517

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	29,000	1,813

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	29,000	2,814

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing
September 2026.	Sep-16/3.49	89,361	5,330

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing
September 2026.	Sep-16/3.49	89,361	8,536

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.3%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.861% versus the three month
USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	$29,000	$276

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 1.9275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	185,000	2,078

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.953% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/1.953	187,000	597

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	29,000	245

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	125,679	287

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	125,679	15,286

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	78,964	168

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	78,964	9,946

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	29,000	222

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 1.869% versus the three month
USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	29,000	221

Total purchased options outstanding (cost $302,993)			$279,291

COMMODITY LINKED NOTES (1.3%)*	Principal amount		Value

UBS AG/Jersey Branch 144A zero %,
2012 (Indexed to the UBS
Bloomberg CMCI Essence
Index) (Jersey)		$158,000	$155,192

Total commodity linked notes (cost $158,000)			$155,192

Putnam VT Absolute Return 500 Fund 13

SHORT-TERM INVESTMENTS (70.0%)*	Principal amount/shares	Value

Interest in $310,000,000 joint tri party repurchase
agreement dated 12/30/11 with Citigroup Global
Markets, Inc. due 1/3/12 — maturity value of
$1,000,008 for an effective yield of 0.07%
(collateralized by various mortgage backed
securities with coupon rates ranging from 3.5%
to 5.5% and due dates ranging from 11/1/24 to
1/1/42, valued at $316,200,000)	$1,000,000	$1,000,000

Interest in $332,310,000 joint tri party repurchase
agreement dated 12/30/11 with Merrill Lynch & Co.,
Inc. due 1/3/12 — maturity value of $1,346,006
for an effective yield of 0.04% (collateralized by
various mortgage backed securities with coupon
rates ranging from 2.891% to 5.655% and due dates
ranging from 1/1/37 to 9/1/41, valued
at $338,956,200)	1,346,000	1,346,000

Putnam Money Market Liquidity Fund 0.05% [e]	2,245,445	2,245,445

U.S. Treasury Bills with an effective yield of 0.105%,
December 13, 2012	500,000	499,486

U.S. Treasury Bills with an effective yield of 0.093%,
November 15, 2012	250,000	249,808

U.S. Treasury Bills with an effective yield of 0.074%,
October 18, 2012	500,000	499,659

Federal National Mortgage Association Discount Notes
with effective yields ranging from 0.064% to 0.065%,
May 21, 2012	250,000	249,981

U.S. Treasury Bills with an effective yield of 0.125%,
March 8, 2012 # ##	1,000,000	999,964

U.S. Treasury Bills with an effective yield of 0.006%,
March 1, 2012	1,000,000	999,971

U.S. Treasury Bills with an effective yield of 0.010%,
February 9, 2012	500,000	499,994

Total short-term investments (cost $8,590,114)		$8,590,308

Total investments (cost $13,126,614)		$13,026,291

Key to holding’s currency abbreviations

AUD	Australian Dollar
EUR	Euro
MXN	Mexican Peso

Key to holding’s abbreviations

ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
SPDR	S&P Depository Receipts

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from May 2, 2011 through December 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $12,265,196.

† Non-income-producing security.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

e See Note 7 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $6,395,450 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rates shown are the current interest rates at the close of the reporting period.

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $7,208,262)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	1/18/12	$153,380	$153,028	$352

	Brazilian Real	Buy	1/18/12	1,496	1,549	(53)

	Brazilian Real	Sell	1/18/12	1,496	1,493	(3)

	British Pound	Buy	1/18/12	35,404	35,831	(427)

	Canadian Dollar	Buy	1/18/12	4,514	4,550	(36)

	Chilean Peso	Buy	1/18/12	3,464	3,495	(31)

	Chilean Peso	Sell	1/18/12	3,464	3,459	(5)

	Czech Koruna	Sell	1/18/12	1,296	1,358	62

	Euro	Sell	1/18/12	2,330	2,429	99

	Hungarian Forint	Sell	1/18/12	539	522	(17)

	Japanese Yen	Sell	1/18/12	232,477	230,437	(2,040)

	Mexican Peso	Buy	1/18/12	4,588	4,724	(136)

	Mexican Peso	Sell	1/18/12	4,588	4,586	(2)

	Norwegian Krone	Buy	1/18/12	49,169	50,661	(1,492)

	Russian Ruble	Buy	1/18/12	12	13	(1)

14 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $7,208,262) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A. cont.

	Russian Ruble	Sell	1/18/12	$12	$12	$—

	Singapore Dollar	Buy	1/18/12	18,040	17,987	53

	Singapore Dollar	Sell	1/18/12	18,040	18,281	241

	South African Rand	Sell	1/18/12	6,452	6,499	47

	South Korean Won	Sell	1/18/12	41,450	42,355	905

	Swedish Krona	Sell	1/18/12	8,262	8,399	137

	Swiss Franc	Buy	1/18/12	25,344	26,006	(662)

	Swiss Franc	Sell	1/18/12	25,344	25,222	(122)

	Taiwan Dollar	Sell	1/18/12	932	934	2

	Turkish Lira	Buy	1/18/12	2,473	2,559	(86)

Barclays Bank PLC

	Australian Dollar	Sell	1/18/12	46,668	46,780	112

	Brazilian Real	Buy	1/18/12	20,733	20,723	10

	Brazilian Real	Sell	1/18/12	20,733	21,348	615

	British Pound	Buy	1/18/12	83,076	84,077	(1,001)

	Canadian Dollar	Buy	1/18/12	1,374	1,374	—

	Chilean Peso	Buy	1/18/12	10,005	9,977	28

	Chilean Peso	Sell	1/18/12	10,005	10,074	69

	Czech Koruna	Sell	1/18/12	4,708	4,943	235

	Euro	Buy	1/18/12	100,312	104,930	(4,618)

	Hungarian Forint	Sell	1/18/12	17,486	18,914	1,428

	Indian Rupee	Buy	1/18/12	13,792	13,374	418

	Indian Rupee	Sell	1/18/12	13,792	14,251	459

	Japanese Yen	Buy	1/18/12	51,357	50,919	438

	Malaysian Ringgit	Buy	1/18/12	10,652	10,631	21

	Malaysian Ringgit	Sell	1/18/12	10,652	10,806	154

	Mexican Peso	Buy	1/18/12	6,893	6,886	7

	Mexican Peso	Sell	1/18/12	6,893	7,089	196

	New Zealand Dollar	Buy	1/18/12	6,766	6,775	(9)

	New Zealand Dollar	Sell	1/18/12	6,766	6,690	(76)

	Norwegian Krone	Sell	1/18/12	5,398	5,561	163

	Polish Zloty	Sell	1/18/12	2,750	2,801	51

	Russian Ruble	Buy	1/18/12	12	13	(1)

	Russian Ruble	Sell	1/18/12	12	12	—

	Singapore Dollar	Buy	1/18/12	35,541	36,016	(475)

	Singapore Dollar	Sell	1/18/12	35,541	35,436	(105)

	South Korean Won	Sell	1/18/12	22,851	23,333	482

	Swedish Krona	Sell	1/18/12	12,546	12,754	208

	Swiss Franc	Buy	1/18/12	26,622	27,317	(695)

	Swiss Franc	Sell	1/18/12	26,622	26,496	(126)

	Taiwan Dollar	Sell	1/18/12	5,163	5,181	18

	Thai Baht	Buy	1/18/12	8,511	8,702	(191)

	Thai Baht	Sell	1/18/12	8,511	8,453	(58)

	Turkish Lira	Buy	1/18/12	2,999	3,103	(104)

Citibank, N.A.

	Australian Dollar	Sell	1/18/12	47,689	47,573	(116)

	Brazilian Real	Buy	1/18/12	9,672	9,970	(298)

	Brazilian Real	Sell	1/18/12	9,672	9,648	(24)

	British Pound	Buy	1/18/12	53,262	53,909	(647)

	Canadian Dollar	Buy	1/18/12	24,139	24,159	(20)

	Chilean Peso	Buy	1/18/12	4,893	4,898	(5)

	Chilean Peso	Sell	1/18/12	4,893	4,921	28

Putnam VT Absolute Return 500 Fund 15

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $7,208,262) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Czech Koruna	Buy	1/18/12	$3,994	$4,195	$(201)

	Euro	Sell	1/18/12	65,365	68,107	2,742

	Hungarian Forint	Sell	1/18/12	3,219	3,468	249

	Japanese Yen	Buy	1/18/12	35,224	34,932	292

	Mexican Peso	Buy	1/18/12	10,952	10,941	11

	Mexican Peso	Sell	1/18/12	10,952	11,272	320

	Norwegian Krone	Sell	1/18/12	435	448	13

	Singapore Dollar	Buy	1/18/12	3,546	3,536	10

	Singapore Dollar	Sell	1/18/12	3,546	3,594	48

	South African Rand	Buy	1/18/12	24,867	25,064	(197)

	South Korean Won	Sell	1/18/12	17,262	17,670	408

	Swedish Krona	Sell	1/18/12	14,070	14,306	236

	Swiss Franc	Buy	1/18/12	213	212	1

	Swiss Franc	Sell	1/18/12	213	219	6

	Taiwan Dollar	Sell	1/18/12	59	46	(13)

Credit Suisse AG

	Australian Dollar	Buy	1/18/12	132,242	131,885	357

	Brazilian Real	Buy	1/18/12	427	440	(13)

	Brazilian Real	Sell	1/18/12	427	427	—

	British Pound	Sell	1/18/12	245,810	248,794	2,984

	Canadian Dollar	Buy	1/18/12	12,070	12,298	(228)

	Chilean Peso	Buy	1/18/12	45	45	—

	Chilean Peso	Sell	1/18/12	45	45	—

	Czech Koruna	Buy	1/18/12	157	165	(8)

	Euro	Sell	1/18/12	45,691	47,195	1,504

	Hungarian Forint	Sell	1/18/12	3,427	3,832	405

	Indian Rupee	Buy	1/18/12	7,195	7,431	(236)

	Indian Rupee	Sell	1/18/12	7,195	6,994	(201)

	Japanese Yen	Buy	1/18/12	74,155	73,517	638

	Malaysian Ringgit	Buy	1/18/12	33,470	33,875	(405)

	Malaysian Ringgit	Sell	1/18/12	33,470	33,470	—

	Mexican Peso	Buy	1/18/12	10,093	10,087	6

	Mexican Peso	Sell	1/18/12	10,093	10,385	292

	Norwegian Krone	Buy	1/18/12	48,634	50,121	(1,487)

	Polish Zloty	Buy	1/18/12	1,997	2,101	(104)

	Russian Ruble	Buy	1/18/12	161	162	(1)

	Russian Ruble	Sell	1/18/12	161	167	6

	Singapore Dollar	Buy	1/18/12	2,544	2,576	(32)

	Singapore Dollar	Sell	1/18/12	2,544	2,537	(7)

	South African Rand	Sell	1/18/12	8,664	8,724	60

	South Korean Won	Sell	1/18/12	34,322	35,033	711

	Swedish Krona	Sell	1/18/12	13,185	13,403	218

	Swiss Franc	Buy	1/18/12	104,038	103,542	496

	Swiss Franc	Sell	1/18/12	104,038	106,671	2,633

	Taiwan Dollar	Buy	1/18/12	605	606	(1)

	Turkish Lira	Sell	1/18/12	53	55	2

Deutsche Bank AG

	Australian Dollar	Sell	1/18/12	8,067	8,034	(33)

	British Pound	Sell	1/18/12	263,047	266,212	3,165

	Canadian Dollar	Sell	1/18/12	85,468	85,501	33

	Chilean Peso	Buy	1/18/12	4,882	4,886	(4)

	Chilean Peso	Sell	1/18/12	4,882	4,924	42

16 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $7,208,262) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Czech Koruna	Sell	1/18/12	$1,104	$1,156	$52

	Euro	Sell	1/18/12	33,006	34,343	1,337

	Hungarian Forint	Sell	1/18/12	16,074	17,275	1,201

	Malaysian Ringgit	Buy	1/18/12	14,088	14,090	(2)

	Malaysian Ringgit	Sell	1/18/12	14,088	14,292	204

	Mexican Peso	Buy	1/18/12	129	129	—

	Mexican Peso	Sell	1/18/12	129	133	4

	New Zealand Dollar	Buy	1/18/12	78	77	1

	New Zealand Dollar	Sell	1/18/12	78	75	(3)

	Norwegian Krone	Sell	1/18/12	27,175	28,239	1,064

	Polish Zloty	Buy	1/18/12	7,265	7,495	(230)

	Singapore Dollar	Buy	1/18/12	3,469	3,458	11

	Singapore Dollar	Sell	1/18/12	3,469	3,515	46

	South Korean Won	Sell	1/18/12	21,070	21,491	421

	Swedish Krona	Sell	1/18/12	11,355	11,548	193

	Swiss Franc	Buy	1/18/12	34,608	35,517	(909)

	Swiss Franc	Sell	1/18/12	34,608	34,443	(165)

	Taiwan Dollar	Sell	1/18/12	7,691	7,719	28

	Turkish Lira	Buy	1/18/12	2,368	2,442	(74)

Goldman Sachs International

	Australian Dollar	Sell	1/18/12	37,273	37,185	(88)

	British Pound	Buy	1/18/12	34,317	34,733	(416)

	Canadian Dollar	Sell	1/18/12	11,285	11,294	9

	Chilean Peso	Buy	1/18/12	3,452	3,476	(24)

	Chilean Peso	Sell	1/18/12	3,452	3,448	(4)

	Euro	Sell	1/18/12	18,639	19,424	785

	Hungarian Forint	Buy	1/18/12	32,850	35,288	(2,438)

	Japanese Yen	Sell	1/18/12	56,860	56,335	(525)

	Norwegian Krone	Sell	1/18/12	11,582	11,920	338

	Polish Zloty	Buy	1/18/12	6,338	6,527	(189)

	South African Rand	Sell	1/18/12	9,591	9,661	70

	Swedish Krona	Sell	1/18/12	9,482	9,612	130

	Swiss Franc	Buy	1/18/12	36,312	37,233	(921)

	Swiss Franc	Sell	1/18/12	36,312	36,145	(167)

HSBC Bank USA, National Association

	Australian Dollar	Sell	1/18/12	47,280	47,124	(156)

	British Pound	Buy	1/18/12	35,404	35,834	(430)

	Canadian Dollar	Sell	1/18/12	11,971	11,987	16

	Euro	Buy	1/18/12	142,509	148,472	(5,963)

	Indian Rupee	Buy	1/18/12	3,707	3,818	(111)

	Indian Rupee	Sell	1/18/12	3,707	3,605	(102)

	Japanese Yen	Buy	1/18/12	24,852	24,638	214

	New Zealand Dollar	Buy	1/18/12	5,211	5,216	(5)

	New Zealand Dollar	Sell	1/18/12	5,211	5,152	(59)

	Singapore Dollar	Buy	1/18/12	24,978	24,904	74

	Singapore Dollar	Sell	1/18/12	24,979	25,314	335

	South Korean Won	Buy	1/18/12	84,235	85,951	(1,716)

	Swedish Krona	Sell	1/18/12	12,705	12,926	221

	Swiss Franc	Buy	1/18/12	3,834	3,815	19

	Swiss Franc	Sell	1/18/12	3,834	3,930	96

	Taiwan Dollar	Sell	1/18/12	4,288	4,304	16

Putnam VT Absolute Return 500 Fund 17

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $7,208,262) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Sell	1/18/12	$39,111	$39,170	$59

	Brazilian Real	Buy	1/18/12	695	717	(22)

	Brazilian Real	Sell	1/18/12	695	694	(1)

	British Pound	Buy	1/18/12	65,528	66,331	(803)

	Canadian Dollar	Sell	1/18/12	53,283	53,349	66

	Chilean Peso	Buy	1/18/12	8,531	8,604	(73)

	Chilean Peso	Sell	1/18/12	8,531	8,535	4

	Czech Koruna	Buy	1/18/12	46	48	(2)

	Euro	Sell	1/18/12	70,025	72,467	2,442

	Hungarian Forint	Sell	1/18/12	8,326	9,038	712

	Japanese Yen	Buy	1/18/12	59,679	59,165	514

	Malaysian Ringgit	Buy	1/18/12	14,119	14,128	(9)

	Malaysian Ringgit	Sell	1/18/12	14,119	14,326	207

	Mexican Peso	Buy	1/18/12	208	207	1

	Mexican Peso	Sell	1/18/12	208	214	6

	New Zealand Dollar	Buy	1/18/12	10,110	10,126	(16)

	New Zealand Dollar	Sell	1/18/12	10,110	9,996	(114)

	Norwegian Krone	Sell	1/18/12	11,632	11,985	353

	Polish Zloty	Buy	1/18/12	289	299	(10)

	Russian Ruble	Buy	1/18/12	12	13	(1)

	Russian Ruble	Sell	1/18/12	12	12	—

	Singapore Dollar	Buy	1/18/12	48,493	49,136	(643)

	Singapore Dollar	Sell	1/18/12	48,493	48,348	(145)

	South African Rand	Sell	1/18/12	10,604	10,687	83

	South Korean Won	Sell	1/18/12	10,927	11,178	251

	Swedish Krona	Sell	1/18/12	1,045	1,063	18

	Swiss Franc	Buy	1/18/12	33,969	34,868	(899)

	Swiss Franc	Sell	1/18/12	33,969	33,807	(162)

	Taiwan Dollar	Sell	1/18/12	4,526	4,541	15

	Thai Baht	Buy	1/18/12	9,278	9,220	58

	Thai Baht	Sell	1/18/12	9,278	9,486	208

Royal Bank of Scotland PLC (The)

	Australian Dollar	Sell	1/18/12	45,136	45,199	63

	Brazilian Real	Buy	1/18/12	8,817	8,807	10

	Brazilian Real	Sell	1/18/12	8,817	9,109	292

	British Pound	Buy	1/18/12	33,541	33,931	(390)

	Canadian Dollar	Buy	1/18/12	28,555	28,564	(9)

	Chilean Peso	Buy	1/18/12	4,943	4,977	(34)

	Chilean Peso	Sell	1/18/12	4,943	4,942	(1)

	Czech Koruna	Buy	1/18/12	5,037	5,287	(250)

	Euro	Buy	1/18/12	27,052	27,475	(423)

	Euro	Sell	1/18/12	27,052	27,685	633

	Hungarian Forint	Sell	1/18/12	16,103	17,319	1,216

	Indian Rupee	Buy	1/18/12	12,196	12,576	(380)

	Indian Rupee	Sell	1/18/12	12,196	11,839	(357)

	Japanese Yen	Buy	1/18/12	25,594	25,381	213

	Malaysian Ringgit	Buy	1/18/12	26,757	26,736	21

	Malaysian Ringgit	Sell	1/18/12	26,757	27,138	381

	Mexican Peso	Buy	1/18/12	14,159	14,577	(418)

	Mexican Peso	Sell	1/18/12	14,159	14,146	(13)

	New Zealand Dollar	Buy	1/18/12	78	78	—

	New Zealand Dollar	Sell	1/18/12	78	77	(1)

18 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $7,208,262) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	Norwegian Krone	Sell	1/18/12	$2,808	$2,890	$82

	Polish Zloty	Buy	1/18/12	5,586	5,774	(188)

	Russian Ruble	Buy	1/18/12	158	159	(1)

	Russian Ruble	Sell	1/18/12	158	164	6

	Singapore Dollar	Buy	1/18/12	18,888	18,832	56

	Singapore Dollar	Sell	1/18/12	18,888	19,141	253

	South African Rand	Buy	1/18/12	22,581	22,801	(220)

	South Korean Won	Sell	1/18/12	32,820	33,498	678

	Swedish Krona	Sell	1/18/12	3,645	3,709	64

	Swiss Franc	Buy	1/18/12	144,822	144,165	657

	Swiss Franc	Sell	1/18/12	144,823	148,661	3,838

	Taiwan Dollar	Buy	1/18/12	14,612	14,675	(63)

	Turkish Lira	Sell	1/18/12	12,680	13,148	468

State Street Bank and Trust Co.

	Australian Dollar	Buy	1/18/12	181,054	180,346	708

	Brazilian Real	Buy	1/18/12	30,565	30,502	63

	Brazilian Real	Sell	1/18/12	30,565	31,472	907

	British Pound	Buy	1/18/12	68,790	69,708	(918)

	Canadian Dollar	Buy	1/18/12	31,891	32,024	(133)

	Czech Koruna	Sell	1/18/12	9,243	9,694	451

	Euro	Buy	1/18/12	26,923	28,072	(1,149)

	Hungarian Forint	Sell	1/18/12	21,665	23,249	1,584

	Indonesian Rupiah	Sell	1/18/12	3,488	3,502	14

	Japanese Yen	Buy	1/18/12	27,499	27,225	274

	Malaysian Ringgit	Buy	1/18/12	32,147	32,620	(473)

	Malaysian Ringgit	Sell	1/18/12	32,147	32,040	(107)

	Mexican Peso	Buy	1/18/12	3,157	3,154	3

	Mexican Peso	Sell	1/18/12	3,157	3,247	90

	Norwegian Krone	Sell	1/18/12	24,200	24,930	730

	Polish Zloty	Sell	1/18/12	43,848	45,234	1,386

	Russian Ruble	Buy	1/18/12	12	13	(1)

	Russian Ruble	Sell	1/18/12	12	12	—

	Singapore Dollar	Buy	1/18/12	3,546	3,536	10

	Singapore Dollar	Sell	1/18/12	3,546	3,592	46

	South African Rand	Sell	1/18/12	12,668	12,757	89

	South Korean Won	Sell	1/18/12	3,486	3,550	64

	Swedish Krona	Sell	1/18/12	8,654	8,579	(75)

	Swiss Franc	Buy	1/18/12	35,354	36,254	(900)

	Swiss Franc	Sell	1/18/12	35,354	35,191	(163)

	Taiwan Dollar	Sell	1/18/12	11,407	11,444	37

	Thai Baht	Buy	1/18/12	7,755	7,695	60

	Thai Baht	Sell	1/18/12	7,755	7,946	191

	Turkish Lira	Sell	1/18/12	2,578	2,669	91

UBS AG

	Australian Dollar	Sell	1/18/12	41,051	41,031	(20)

	Brazilian Real	Buy	1/18/12	47,505	49,083	(1,578)

	Brazilian Real	Sell	1/18/12	47,505	47,454	(51)

	British Pound	Buy	1/18/12	77,641	78,573	(932)

	Canadian Dollar	Sell	1/18/12	13,541	13,501	(40)

	Czech Koruna	Sell	1/18/12	10,382	10,777	395

	Euro	Sell	1/18/12	53,069	55,784	2,715

	Hungarian Forint	Buy	1/18/12	36,618	39,473	(2,855)

Putnam VT Absolute Return 500 Fund 19

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $7,208,262) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Indian Rupee	Buy	1/18/12	$9,464	$9,189	$275

	Indian Rupee	Sell	1/18/12	9,464	9,798	334

	Japanese Yen	Sell	1/18/12	118,081	117,067	(1,014)

	Mexican Peso	Buy	1/18/12	12,863	13,239	(376)

	Mexican Peso	Sell	1/18/12	12,863	12,857	(6)

	New Zealand Dollar	Buy	1/18/12	33,130	32,758	372

	New Zealand Dollar	Sell	1/18/12	33,130	33,181	51

	Norwegian Krone	Buy	1/18/12	36,166	37,115	(949)

	Polish Zloty	Buy	1/18/12	9,001	9,284	(283)

	Russian Ruble	Buy	1/18/12	168	168	—

	Russian Ruble	Sell	1/18/12	168	174	6

	Singapore Dollar	Buy	1/18/12	14,184	14,144	40

	Singapore Dollar	Sell	1/18/12	14,185	14,373	188

	South African Rand	Sell	1/18/12	12,582	12,684	102

	South Korean Won	Buy	1/18/12	86,950	88,868	(1,918)

	Swedish Krona	Sell	1/18/12	10,774	10,957	183

	Swiss Franc	Buy	1/18/12	35,567	36,478	(911)

	Swiss Franc	Sell	1/18/12	35,567	35,398	(169)

	Taiwan Dollar	Buy	1/18/12	6,752	6,777	(25)

	Thai Baht	Buy	1/18/12	8,521	8,720	(199)

	Thai Baht	Sell	1/18/12	8,521	8,468	(53)

	Turkish Lira	Sell	1/18/12	105	109	4

Westpac Banking Corp.

	Australian Dollar	Sell	1/18/12	85,472	84,725	(747)

	British Pound	Buy	1/18/12	36,181	36,617	(436)

	Canadian Dollar	Buy	1/18/12	294	295	(1)

	Euro	Buy	1/18/12	2,588	2,698	(110)

	Japanese Yen	Buy	1/18/12	77,662	77,022	640

	New Zealand Dollar	Buy	1/18/12	11,042	11,057	(15)

	New Zealand Dollar	Sell	1/18/12	11,043	10,919	(124)

	Norwegian Krone	Sell	1/18/12	23,765	24,490	725

	Swedish Krona	Buy	1/18/12	32,787	33,348	(561)

	Swiss Franc	Buy	1/18/12	22,787	23,390	(603)

	Swiss Franc	Sell	1/18/12	22,788	22,680	(108)

Total						$3,366

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/11	contracts	Value	date	(depreciation)

Euro STOXX 50 Index
(Short)	9	$268,842	Mar-12	$(4,980)

NASDAQ 100 Index E-Mini
(Short)	6	272,940	Mar-12	5,166

S&P 500 Index E-Mini
(Long)	2	125,250	Mar-12	(579)

S&P Mid Cap 400 Index
E-Mini (Long)	5	438,650	Mar-12	(5,410)

U.S. Treasury Bond 30 yr
(Long)	2	289,625	Mar-12	4,309

U.S. Treasury Note 10 yr
(Short)	3	393,375	Mar-12	(3,224)

Total				$(4,718)

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$515,481)	amount	strike price	Value

SPDR S&P 500 ETF Trust (Call)	$20,522	Jan-12/127.00	$32,904

SPDR S&P 500 ETF Trust (Put)	2,945	Feb-12/85.00	216

SPDR S&P 500 ETF Trust (Put)	3,008	Mar-12/90.00	981

SPDR S&P 500 ETF Trust (Put)	1,615	May-12/90.00	1,486

SPDR S&P 500 ETF Trust (Put)	2,457	Jun-12/95.00	4,151

SPDR S&P 500 ETF Trust (Put)	1,615	Jun-12/85.00	3,857

SPDR S&P 500 ETF Trust (Put)	2,457	Dec-12/85.00	6,558

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	71,477	Aug-16/4.28	10,091

20 Putnam VT Absolute Return 500 Fund

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$515,481) cont.	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	$71,477	Aug-16/4.28	$2,810

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing August 2026.	53,754	Aug-16/4.35	7,827

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 5.35% versus
the three month USD-LIBOR-BBA
maturing August 2026.	53,754	Aug-16/5.35	1,274

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA
maturing June 2022.	14,000	Jun-12/2.183	360

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 2.119% versus
the three month USD-LIBOR-BBA
maturing March 2022.	20,000	Mar-12/2.119	352

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 2.111% versus
the three month USD-LIBOR-BBA
maturing April 2022.	21,000	Apr-12/2.111	406

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	148,000	Apr-12/2.4275	5,568

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 2.73% versus
the three month USD-LIBOR-BBA
maturing August 2022.	67,100	Aug-12/2.73	4,048

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 2.73% versus
the three month USD-LIBOR-BBA
maturing August 2022.	67,100	Aug-12/2.73	835

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.20% versus
the three month USD-LIBOR-BBA
maturing August 2024.	49,758	Aug-14/4.20	7,517

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.20% versus
the three month USD-LIBOR-BBA
maturing August 2024.	49,758	Aug-14/4.20	1,030

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 3.625% versus
the three month USD-LIBOR-BBA
maturing August 2026.	295,474	Aug-16/3.625	30,149

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$515,481) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 3.625% versus
the three month USD-LIBOR-BBA
maturing August 2026.	$295,474	Aug-16/3.625	$16,273

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	80,526	Aug-16/4.68	13,372

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	80,526	Aug-16/4.68	2,600

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.19% versus
the three month USD-LIBOR-BBA
maturing July 2024.	41,465	Jul-14/4.19	6,243

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.19% versus
the three month USD-LIBOR-BBA
maturing July 2024.	41,465	Jul-14/4.19	858

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.34% versus
the three month USD-LIBOR-BBA
maturing July 2024.	16,586	Jul-14/4.34	2,678

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.34% versus
the three month USD-LIBOR-BBA
maturing July 2024.	16,586	Jul-14/4.34	312

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing July 2024.	41,465	Jul-14/4.35	6,726

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing July 2024.	41,465	Jul-14/4.35	771

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.3725% versus
the three month USD-LIBOR-BBA
maturing July 2024.	41,465	Jul-14/4.3725	6,807

Option on an interest rate swap with
Barclays Bank PLC for the obligation to
receive a fixed rate of 4.3725% versus
the three month USD-LIBOR-BBA
maturing July 2024.	41,465	Jul-14/4.3725	759

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	67,105	Jul-16/4.67	11,103

Putnam VT Absolute Return 500 Fund 21

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$515,481) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	$67,105	Jul-16/4.67	$2,176

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	67,105	Jul-16/4.80	11,689

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	26,842	Jul-16/4.80	4,675

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	67,105	Jul-16/4.80	2,044

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	26,842	Jul-16/4.80	816

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.815% versus
the three month USD-LIBOR-BBA
maturing July 2026.	67,105	Jul-16/4.815	11,757

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.815% versus
the three month USD-LIBOR-BBA
maturing July 2026.	67,105	Jul-16/4.815	2,022

Option on an interest rate swap with
Barclays Bank for the obligation to pay
a fixed rate of 2.183% versus the three
month USD-LIBOR-BBA maturing
June 2022.	14,000	Jun-12/2.183	360

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.78% versus
the three month USD-LIBOR-BBA
maturing June 2026.	930,341	Jun-16/4.78	161,704

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.78% versus
the three month USD-LIBOR-BBA
maturing June 2026.	930,341	Jun-16/4.78	27,646

Option on an interest rate swap with
Barclays Bank for the obligation to pay
a fixed rate of 2.119% versus the three
month USD-LIBOR-BBA maturing
March 2022.	20,000	Mar-12/2.119	352

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.111% versus the three
month USD-LIBOR-BBA maturing
April 2022.	21,000	Apr-12/2.111	406

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$515,481) cont.	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.4275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	$148,000	Apr-12/2.4275	$5,568

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.4475% versus the three
month USD-LIBOR-BBA maturing
January 2022.	127,000	Jan-12/2.4475	4,713

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.1714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	14,000	Jul-12/2.1714	366

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.6075% versus the three
month USD-LIBOR-BBA maturing
July 2022.	154,000	Jul-12/2.6075	7,953

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.61% versus the three
month USD-LIBOR-BBA maturing
June 2021.	468,449	Jun-16/4.61	44,916

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.61% versus
the three month USD-LIBOR-BBA
maturing June 2021.	468,449	Jun-16/4.61	8,104

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.5625% versus the three
month USD-LIBOR-BBA maturing
October 2021.	92,000	Oct-16/2.5625	2,882

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate of
2.4275% versus the three month
USD-LIBOR-BBA maturing April 2022.	148,000	Apr-12/2.4275	5,568

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.394% versus the three
month USD-LIBOR-BBA maturing
August 2022.	59,000	Aug-12/2.394	2,279

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.4475% versus the three
month USD-LIBOR-BBA maturing
August 2022.	139,000	Aug-12/2.4475	5,835

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.855% versus the three
month USD-LIBOR-BBA maturing
August 2022.	95,200	Aug-12/2.855	6,615

Option on an interest rate swap
with Credit Suisse International
for the obligation to receive a fixed
rate of 2.855% versus the three
month USD-LIBOR-BBA maturing
August 2022.	95,200	Aug-12/2.855	974

22 Putnam VT Absolute Return 500 Fund

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$515,481) cont.	amount	strike price	Value

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	$14,000	Jul-12/2.1714	$366

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.372% versus the three month
USD-LIBOR-BBA maturing July 2022.	59,000	Jul-12/2.372	2,155

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate of
2.6075% versus the three month
USD-LIBOR-BBA maturing July 2022.	154,000	Jul-12/2.6075	7,953

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.346% versus the three month
USD-LIBOR-BBA maturing June 2022.	59,000	Jun-12/2.346	2,018

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.324% versus the three month
USD-LIBOR-BBA maturing May 2022.	59,000	May-12/2.324	1,882

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.443% versus the three
month USD-LIBOR-BBA maturing
October 2022.	59,000	Oct-12/2.443	2,518

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.419% versus the three
month USD-LIBOR-BBA maturing
September 2022.	59,000	Sep-12/2.419	2,398

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.111% versus
the three month USD-LIBOR-BBA
maturing April 2022.	21,000	Apr-12/2.111	406

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	148,000	Apr-12/2.4275	5,568

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.498% versus
the three month USD-LIBOR-BBA
maturing April 2022.	148,000	Apr-12/2.498	6,308

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA
maturing July 2022.	14,000	Jul-12/2.1714	366

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA
maturing June 2022.	14,000	Jun-12/2.183	360

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$515,4821) cont.	amount	strike price	Value

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.119% versus
the three month USD-LIBOR-BBA
maturing March 2022.	$20,000	Mar-12/2.119	$352

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.7975% versus
the three month USD-LIBOR-BBA
maturing October 2021.	37,000	Oct-16/2.7975	1,360

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.111% versus the three month
USD-LIBOR-BBA maturing April 2022.	21,000	Apr-12/2.111	406

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.4275% versus the three month
USD-LIBOR-BBA maturing April 2022.	148,000	Apr-12/2.4275	5,568

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.498% versus the three month
USD-LIBOR-BBA maturing April 2022.	148,000	Apr-12/2.498	6,308

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.60% versus the three month
USD-LIBOR-BBA maturing April 2022.	30,000	Apr-12/2.60	1,511

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.46325% versus the three
month USD-LIBOR-BBA maturing
January 2022.	127,000	Jan-12/2.46325	4,890

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.52% versus the three
month USD-LIBOR-BBA maturing
January 2022.	29,000	Jan-12/2.52	1,259

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	14,000	Jul-12/2.1714	366

Option on an interest rate swap with
Goldman Sachs International for
the obligation to pay a fixed rate of
2.61875% versus the three month
USD-LIBOR-BBA maturing July 2022.	154,000	Jul-12/2.61875	8,068

Option on an interest rate swap with
Goldman Sachs International for
the obligation to pay a fixed rate of
2.6825% versus the three month
USD-LIBOR-BBA maturing July 2022.	22,000	Jul-12/2.6825	1,254

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.183% versus the three month
USD-LIBOR-BBA maturing June 2022.	14,000	Jun-12/2.183	360

Putnam VT Absolute Return 500 Fund 23

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$515,481) cont.	amount	strike price	Value

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 4.77% versus the three month
USD-LIBOR-BBA maturing June 2026.	$212,304	Jun-16/4.77	$36,757

Option on an interest rate swap with
Goldman Sachs International for
the obligation to receive a fixed rate
of 4.77% versus the three month
USD-LIBOR-BBA maturing June 2026.	212,304	Jun-16/4.77	6,340

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.119% versus the three
month USD-LIBOR-BBA maturing
March 2022.	20,000	Mar-12/2.119	352

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.111% versus the three month
USD-LIBOR-BBA maturing April 2022.	21,000	Apr-12/2.111	406

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.4275% versus the three month
USD-LIBOR-BBA maturing April 2022.	148,000	Apr-12/2.4275	5,568

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.453% versus the three
month USD-LIBOR-BBA maturing
January 2022.	127,000	Jan-12/2.453	4,776

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	14,000	Jul-12/2.1714	366

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.29% versus the three month
USD-LIBOR-BBA maturing July 2024.	41,308	Jul-14/4.29	6,680

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.29% versus the three month
USD-LIBOR-BBA maturing July 2024.	41,308	Jul-14/4.29	776

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.36% versus the three month
USD-LIBOR-BBA maturing July 2024.	25,954	Jul-14/4.36	4,331

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$515,481) cont.	amount	strike price	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.36% versus the three month
USD-LIBOR-BBA maturing July 2024.	$25,954	Jul-14/4.36	$466

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	66,851	Jul-16/4.74	11,687

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	66,851	Jul-16/4.74	2,081

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	42,002	Jul-16/4.79	7,480

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	42,002	Jul-16/4.79	1,279

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.183% versus the three month
USD-LIBOR-BBA maturing June 2022.	14,000	Jun-12/2.183	360

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.815% versus the three month
USD-LIBOR-BBA maturing June 2026.	61,726	Jun-16/4.815	11,169

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.815% versus the three month
USD-LIBOR-BBA maturing June 2026.	61,726	Jun-16/4.815	1,799

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.119% versus the three
month USD-LIBOR-BBA maturing
March 2022.	20,000	Mar-12/2.119	352

Total			$679,367

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$185,000	$(3,797)	12/19/21	3 month USD-LIBOR-BBA	2.355%	$1,839

40,000	—	10/14/26	3 month USD-LIBOR-BBA	2.74%	2,037

3,000 E	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	48

308,000	—	12/15/21	3 month USD-LIBOR-BBA	2.192%	4,847

24 Putnam VT Absolute Return 500 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. cont.
$866,000	$—	12/15/13	0.677%	3 month	$734
				USD-LIBOR-BBA

3,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	8

31,000	—	1/3/22	2.0875%	3 month	(146)
				USD-LIBOR-BBA

Barclays Bank PLC
241,000	—	12/29/13	3 month USD-LIBOR-BBA	0.77875%	247

61,000	—	12/29/21	3 month USD-LIBOR-BBA	2.193%	912

31,000	—	1/3/22	2.087%	3 month	(144)
				USD-LIBOR-BBA

38,000	—	1/3/22	2.055%	3 month	(65)
				USD-LIBOR-BBA

14,000	—	1/4/22	2.029%	3 month	—
				USD-LIBOR-BBA

185,000	(1,351)	12/19/16	3 month USD-LIBOR-BBA	1.3525%	(130)

207,492	(10,073)	12/14/41	3 month USD-LIBOR-BBA	4.035%	53,388

433,000	—	9/30/16	1.25625%	3 month	(2,942)
				USD-LIBOR-BBA

152,000	(266)	1/3/14	0.6075%	3 month	97
				USD-LIBOR-BBA

381,000	—	6/28/21	3 month USD-LIBOR-BBA	3.042%	35,776

24,000 E	—	4/11/22	2.265%	3 month	(348)
				USD-LIBOR-BBA

171,315	—	10/7/18	1.73%	3 month	(1,955)
				USD-LIBOR-BBA

273,726	1,341	10/11/16	1.97%	3 month	(9,673)
				USD-LIBOR-BBA

34,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	998

496,900	(1,218)	7/22/20	2.86%	3 month	(46,741)
				USD-LIBOR-BBA

2,000	—	12/13/21	3 month USD-LIBOR-BBA	2.19%	31

17,000	(234)	12/13/21	3 month USD-LIBOR-BBA	2.19%	33

126,000	—	11/14/16	3 month USD-LIBOR-BBA	1.309%	792

31,000	—	12/7/41	2.717%	3 month	(796)
				USD-LIBOR-BBA

22,000	—	12/8/13	3 month USD-LIBOR-BBA	0.694%	(10)

56,000	—	12/8/41	3 month USD-LIBOR-BBA	2.76%	1,947

400,000	—	12/9/13	0.6685%	3 month	383
				USD-LIBOR-BBA

615,000	—	12/12/13	0.63375%	3 month	1,024
				USD-LIBOR-BBA

16,000	—	12/12/41	2.752%	3 month	(525)
				USD-LIBOR-BBA

57,000	—	12/12/21	3 month USD-LIBOR-BBA	2.17%	792

14,000	—	12/12/21	2.12%	3 month	(130)
				USD-LIBOR-BBA

72,000	—	12/13/13	0.64375%	3 month	106
				USD-LIBOR-BBA

230,000	—	12/13/21	3 month USD-LIBOR-BBA	2.128%	2,293

95,000	—	12/14/13	3 month USD-LIBOR-BBA	0.65%	(131)

258,000	—	12/14/21	2.165%	3 month	(3,434)
				USD-LIBOR-BBA

8,000	—	12/14/41	2.763%	3 month	(280)
				USD-LIBOR-BBA

57,000	—	12/16/21	3 month USD-LIBOR-BBA	2.1005%	410

3,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	8

Putnam VT Absolute Return 500 Fund 25

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$1,000	$—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	$—

AUD	50,000	—	10/13/21	5.0575%	6 month AUD-BBR-	(1,930)
					BBSW

AUD	33,000	—	11/11/21	4.805%	6 month AUD-BBR-	(635)
					BBSW

AUD	23,000	—	11/14/21	4.84875%	6 month AUD-BBR-	(492)
					BBSW

AUD	40,000	—	11/21/21	6 month AUD-BBR-BBSW	4.76%	629

AUD	66,000	—	11/23/21	6 month AUD-BBR-BBSW	4.755%	1,015

Citibank, N.A.
	$370,000	—	9/30/18	3 month USD-LIBOR-BBA	1.73625%	4,920

	279,750	—	10/3/20	3 month USD-LIBOR-BBA	2.04%	4,475

	16,000	—	10/3/41	3 month USD-LIBOR-BBA	2.804%	778

	14,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	107

	34,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	998

	17,000	—	8/8/41	3.5825%	3 month	(3,749)
					USD-LIBOR-BBA

	26,000	—	8/8/41	3.517%	3 month	(5,367)
					USD-LIBOR-BBA

	2,915,000	—	12/15/13	0.681%	3 month	2,231
					USD-LIBOR-BBA

	208,000	—	12/19/21	2.0805%	3 month	(1,063)
					USD-LIBOR-BBA

	2,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	—

	31,000	—	1/3/22	2.0875%	3 month	(146)
					USD-LIBOR-BBA

Credit Suisse International
	1,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	—

	811,000	—	12/23/13	3 month USD-LIBOR-BBA	0.73125%	89

	23,000	—	12/23/21	2.07875%	3 month	(108)
					USD-LIBOR-BBA

	23,000	—	12/23/41	3 month USD-LIBOR-BBA	2.66125%	294

	51,000	—	12/28/21	3 month USD-LIBOR-BBA	2.129%	457

	31,000	—	1/3/22	2.087%	3 month	(144)
					USD-LIBOR-BBA

	391,650	—	10/3/20	3 month USD-LIBOR-BBA	2.055%	6,761

	354,900	—	10/3/21	2.172%	3 month	(6,803)
					USD-LIBOR-BBA

	34,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	998

	52,000	—	11/8/16	3 month USD-LIBOR-BBA	1.239%	165

	130,900	6,342	11/16/41	3.425%	3 month	(16,983)
					USD-LIBOR-BBA

	9,000	—	8/18/41	3 month USD-LIBOR-BBA	3.3688%	1,564

	8,000	—	8/24/41	3.0775%	3 month	(887)
					USD-LIBOR-BBA

	12,000 E	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	273

	36,000	—	9/14/41	2.944%	3 month	(2,908)
					USD-LIBOR-BBA

	52,000	—	12/5/41	3 month USD-LIBOR-BBA	2.81%	2,373

	53,000	—	12/5/41	3 month USD-LIBOR-BBA	2.795%	2,249

	31,000	—	12/8/41	3 month USD-LIBOR-BBA	2.7875%	1,260

	90,000	—	12/13/13	3 month USD-LIBOR-BBA	0.6425%	(135)

	100,000	—	12/15/13	0.675%	3 month	89
					USD-LIBOR-BBA

	345,000	—	12/16/21	2.0895%	3 month	(2,130)
					USD-LIBOR-BBA

26 Putnam VT Absolute Return 500 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
$251,000	$—	9/27/18	3 month USD-LIBOR-BBA	1.515%	$(356)

56,652	(2,818)	12/23/41	3 month USD-LIBOR-BBA	4.0625%	14,794

199,860	—	10/7/14	0.792%	3 month	(180)
				USD-LIBOR-BBA

133,240	—	10/7/14	0.787%	3 month	(101)
				USD-LIBOR-BBA

7,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	49

209,385	—	10/7/18	1.7265%	3 month	(2,339)
				USD-LIBOR-BBA

34,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	998

28,000 E	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	1,001

5,161	—	8/8/20	2.547%	3 month	(329)
				USD-LIBOR-BBA

3,000 E	—	1/11/22	3 month USD-LIBOR-BBA	2.215%	48

109,700	—	8/12/41	3.32%	3 month	(17,973)
				USD-LIBOR-BBA

219,900	—	8/15/41	3.300791%	3 month	(35,066)
				USD-LIBOR-BBA

662,000	—	12/2/21	2.2315%	3 month	(13,437)
				USD-LIBOR-BBA

8,000	—	12/8/21	3 month USD-LIBOR-BBA	2.22%	150

19,000	—	12/13/21	2.111%	3 month	(160)
				USD-LIBOR-BBA

166,000	—	12/14/41	2.7575%	3 month	(5,622)
				USD-LIBOR-BBA

3,076,000	—	12/14/13	3 month USD-LIBOR-BBA	0.6655%	(3,284)

46,000	—	12/15/41	2.7825%	3 month	(1,800)
				USD-LIBOR-BBA

58,000	—	12/15/21	2.10%	3 month	(420)
				USD-LIBOR-BBA

20,000	—	12/16/21	2.0615%	3 month	(72)
				USD-LIBOR-BBA

3,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	8

702,000	—	12/21/16	3 month USD-LIBOR-BBA	1.257%	1,289

2,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	—

20,000	—	1/3/14	0.773%	3 month	(18)
				USD-LIBOR-BBA

Goldman Sachs International
3,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	8

2,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	—

228,000	(554)	11/17/14	0.715%	3 month	(30)
				USD-LIBOR-BBA

228,000	(695)	12/19/14	0.745%	3 month	(188)
				USD-LIBOR-BBA

240,000	—	6/8/18	2.52375%	3 month	(14,919)
				USD-LIBOR-BBA

282,000	(494)	12/21/13	0.53%	3 month	600
				USD-LIBOR-BBA

282,000	(494)	12/23/13	0.476%	3 month	904
				USD-LIBOR-BBA

141,000	(245)	1/4/14	0.61%	3 month	88
				USD-LIBOR-BBA

166,000	—	10/7/14	3 month USD-LIBOR-BBA	0.7775%	79

34,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	998

28,000 E	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	1,001

Putnam VT Absolute Return 500 Fund 27

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$280,100	$112	7/20/16	1.79%	3 month	$(10,049)
					USD-LIBOR-BBA

	32,761	231	11/22/16	3 month USD-LIBOR-BBA	1.26%	344

	90,000	—	8/24/16	1.235%	3 month	(670)
					USD-LIBOR-BBA

	75,000	—	11/22/16	3 month USD-LIBOR-BBA	1.3415%	557

	149,000	—	11/30/21	2.2475%	3 month	(3,266)
					USD-LIBOR-BBA

	695,000	—	12/5/13	3 month USD-LIBOR-BBA	0.661%	(728)

	254,000	—	12/5/41	3 month USD-LIBOR-BBA	2.8137%	11,792

	151,000	—	12/14/41	3 month USD-LIBOR-BBA	2.8111%	6,838

	31,138	—	12/6/41	2.7375%	3 month	(938)
					USD-LIBOR-BBA

	112,000	—	12/7/13	3 month USD-LIBOR-BBA	0.685%	(69)

	31,000	—	12/9/41	2.7875%	3 month	(1,258)
					USD-LIBOR-BBA

	38,000	—	12/9/41	3 month USD-LIBOR-BBA	2.773%	1,424

	30,000	—	12/12/21	2.145%	3 month	(347)
					USD-LIBOR-BBA

	87,000	—	12/15/14	3 month USD-LIBOR-BBA	0.7925%	(61)

	64,000	—	12/15/21	2.10%	3 month	(463)
					USD-LIBOR-BBA

	40,000	—	12/16/14	3 month USD-LIBOR-BBA	0.822%	5

	5,000	—	12/19/21	2.075%	3 month	(23)
					USD-LIBOR-BBA

JPMorgan Chase Bank, N.A.
	80,000	—	12/19/16	1.25625%	3 month	(153)
					USD-LIBOR-BBA

	3,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	8

	2,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	—

	31,000	—	1/3/22	2.0885%	3 month	(149)
					USD-LIBOR-BBA

	34,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	998

	72,000	—	11/14/16	3 month USD-LIBOR-BBA	1.2725%	322

	14,000	(190)	12/14/21	3 month USD-LIBOR-BBA	2.245%	99

	883,000	—	12/1/21	3 month USD-LIBOR-BBA	2.182%	13,938

	9,000	—	12/2/13	0.745%	3 month	(5)
					USD-LIBOR-BBA

	67,000	—	12/2/21	3 month USD-LIBOR-BBA	2.153%	873

	1,000	—	12/5/21	3 month USD-LIBOR-BBA	2.288%	25

	58,000	—	9/19/16	3 month USD-LIBOR-BBA	1.231%	350

	123,000	—	12/6/21	3 month USD-LIBOR-BBA	2.29%	3,128

	47,000	—	12/6/41	2.8165%	3 month	(2,207)
					USD-LIBOR-BBA

	85,000	—	12/6/41	3 month USD-LIBOR-BBA	2.812%	3,910

	20,000	—	12/7/41	3 month USD-LIBOR-BBA	2.7925%	835

	63,000	—	12/8/41	3 month USD-LIBOR-BBA	2.77225%	2,356

	751,000	—	12/12/13	3 month USD-LIBOR-BBA	0.659%	(873)

	6,931	—	12/14/21	2.143%	3 month	(78)
					USD-LIBOR-BBA

	86,000	—	12/14/14	3 month USD-LIBOR-BBA	0.7725%	(111)

EUR	80,000	—	12/16/16	1 year EUR-EONIA-OIS-COMPOUND	1.205%	613

28 Putnam VT Absolute Return 500 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
EUR	200,000	$—	12/16/13	0.52%	1 year EUR-EONIA-	$(402)
					OIS-COMPOUND

MXN	1,280,000	—	12/9/16	1 month MXN-TIIE-BANXICO	5.76%	(331)

Total						$(18,500)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America, N.A.
baskets	2,535	$—	7/30/12	3 month USD-LIBOR-BBA	A basket (GDX) of	$(22,951)
					common stocks

Barclays Bank PLC
	$53,886	—	1/12/40	5.00% (1 month	Synthetic TRS Index	(457)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	289,717	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(1,628)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	80,573	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(331)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	112,013	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(741)
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

Citibank, N.A.
baskets	3,854	—	10/29/12	(3 month USD-LIBOR-BBA)	A basket (CGPUTSB8)	18,949
					of common stocks

Credit Suisse International
	$1,010,073	—	1/12/41	4.50% (1 month	Synthetic MBX Index	2,393
				USD-LIBOR)	4.50% 30 year Ginnie
					Mae II pools

shares	1,200	—	3/13/12	(1 month USD-LIBOR minus	iShares iBoxx H/Y Corp	3,283
				1.00%)	Bond ETF

shares	1,200	—	3/13/12	(1 month USD-LIBOR minus	SPDR Barclays Capital	599
				1.00%)	ETF

Deutsche Bank AG
	$26,933	—	1/12/39	(6.00%) 1 month	Synthetic TRS Index	223
				USD-LIBOR	6.00% 30 year Fannie
					Mae pools

Goldman Sachs International
EUR	69,000	—	10/18/13	(1.7775%)	Eurostat Eurozone HICP	(718)
					excluding tobacco

shares	1,992	—	5/2/12	(1 month USD-LIBOR-BBA)	iShares MSCI Emerging	(2,968)
					Markets Index

UBS, AG
baskets	4,880 F	—	12/13/12	(3 month USD-LIBOR-BBA)	A basket (UBSEMBSK)	1,026
					of common stocks

contracts	1,148 F	—	5/24/12	3 month USD-LIBOR-BBA	MSCI Daily Total Return	(17,027)
				minus 0.35%	Net USD Index

Total						$(20,348)

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities’ valuation inputs.

Putnam VT Absolute Return 500 Fund 29

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/11

					Fixed payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	Date	fund per annum	(depreciation)

Deutsche Bank AG
DJ CDX NA IG Series 17 Index	BBB+/P	$34,517	$1,750,000	12/20/16	100 bp	$19,106

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 17 Version 1 Index	B+/P	99,375	980,000	12/20/16	500 bp	32,152

Republic of Italy, 6 7/8%, 9/27/23	—	(12,977)	49,000	12/20/21	(100 bp)	(1,344)

Republic of Italy, 6 7/8%, 9/27/23	A2	10,887	124,000	12/20/13	100 bp	1,794

Total						$51,708

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$72,905	$—	$—

Capital goods	114,564	—	—

Communication services	95,253	—	—

Conglomerates	12,546	—	—

Consumer cyclicals	340,766	—	—

Consumer staples	308,137	—	—

Energy	302,605	—	—

Financials	339,210	—	—

Health care	262,464	—	—

Technology	748,359	—	—

Transportation	70,982	—	—

Utilities and power	94,598	—	—

Total common stocks	2,762,389	—	—

Commodity linked notes	—	155,192	—

Investment Companies	346,255	—	—

Mortgage-backed securities	—	892,856	—

Purchased options outstanding	—	279,291	—

Short-term investments	2,245,445	6,344,863	—

Totals by level	$5,354,089	$7,672,202	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	—	3,366	—

Futures contracts	(4,718)	—	—

Written options	—	(679,367)	—

Interest rate swap contracts	—	(4,097)	—

Total return swap contracts	—	(20,348)	—

Credit default contracts	—	(80,094)	—

Totals by level	$(4,718)	$(780,540)	$—

The accompanying notes are an integral part of these financial statements.

30 Putnam VT Absolute Return 500 Fund

Statement of assets and liabilities
12/31/11

Assets

Investment in securities, at value, (Note 1):

Unaffiliated issuers (identified cost $8,535,169)	$8,434,846

Affiliated issuers (identified cost $2,245,445) (Notes 1 and 7)	2,245,445

Repurchase agreements (identified cost $2,346,000) (Note 1)	2,346,000

Cash	116,300

Dividends, interest and other receivables	10,755

Receivable for shares of the fund sold	115,718

Receivable for investments sold	10,908

Unrealized appreciation on swap contracts (Note 1)	290,430

Unrealized appreciation on forward currency contracts (Note 1)	58,567

Unamortized offering costs (Note 1)	5,911

Receivable from Manager (Note 2)	29,223

Premium paid on swap contracts (Note 1)	35,406

Total assets	13,699,509

Liabilities

Payable to custodian	7

Payable for variation margin (Note 1)	5,581

Payable for investments purchased	142,184

Payable for shares of the fund repurchased	20

Payable for investor servicing fees (Note 2)	945

Payable for custodian fees (Note 2)	24,317

Payable for Trustee compensation and expenses (Note 2)	166

Payable for administrative services (Note 2)	26

Payable for auditing fee (Note 2)	81,284

Payable for distribution fees (Note 2)	339

Unrealized depreciation on forward currency contracts (Note 1)	55,201

Written options outstanding, at value (premiums received $515,481) (Notes 1 and 3)	679,367

Premium received on swap contracts (Note 1)	152,805

Unrealized depreciation on swap contracts (Note 1)	277,570

Payable for offering costs (Note 1)	10,806

Other accrued expenses	3,695

Total liabilities	1,434,313

Net assets	$12,265,196

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$12,571,757

Accumulated net investment loss (Note 1)	(24,058)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(29,802)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(252,701)

Total — Representing net assets applicable to capital shares outstanding	$12,265,196

Computation of net asset value Class IA

Net assets	$9,529,778

Number of shares outstanding	990,000

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$9.63

Computation of net asset value Class IB

Net assets	$2,735,418

Number of shares outstanding	284,668

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$9.61

The accompanying notes are an integral part of these financial statements.

Putnam VT Absolute Return 500 Fund 31

Statement of operations
For the period 5/2/11 through 12/31/11

INVESTMENT INCOME

Interest (including interest income of $1,197 from investments in affiliated issuers) (Note 7)	$41,758

Dividends (net of foreign tax of $35)	34,452

Total investment income	76,210

Expenses

Compensation of Manager (Note 2)	49,140

Investor servicing fees (Note 2)	6,684

Custodian fees (Note 2)	36,231

Trustee compensation and expenses (Note 2)	373

Administrative services (Note 2)	189

Distribution fees — Class IB (Note 2)	601

Amortization of offering costs (Note 1)	12,365

Auditing	80,776

Other	9,414

Fees waived and reimbursed by Manager (Note 2)	(134,879)

Total expenses	60,894

Expense reduction (Note 2)	(61)

Net expenses	60,833

Net investment income	15,377

Net realized loss on investments (Notes 1 and 3)	(73,010)

Net realized loss on swap contracts (Note 1)	(32,269)

Net realized loss on futures contracts (Note 1)	(1,365)

Net realized loss on foreign currency transactions (Note 1)	(87,758)

Net realized gain on written options (Notes 1 and 3)	71,882

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	5,632

Net unrealized depreciation of investments, futures contracts, swap contracts, and written options during the year	(261,960)

Net loss on investments	(378,848)

Net decrease in net assets resulting from operations	$(363,471)

Statement of changes in net assets

For the period 5/2/11
to 12/31/11

Increase in net assets

Operations:

Net investment income	$15,377

Net realized loss on investments and foreign currency transactions	(122,520)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(256,328)

Net decrease in net assets resulting from operations	(363,471)

Increase from capital share transactions (Note 4)	2,625,516

Total increase in net assets	2,262,045

Net assets:

Beginning of period	10,003,151

End of period (including accumulated net investment loss of $24,058)	$12,265,196

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Absolute Return 500 Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:								RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Redemption fees	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)[f]

Class IA

12/31/11†	$10.00	.01	(.38)	(.37)	—	—	—	—	—	—	9.63	(3.70)*	$9,530	.61*	.15*	240*

Class IB

12/31/11†	$10.00	.02	(.41)	(.39)	—	—	—	—	—	—	9.61	(3.90)*	$2,735	.78*	.21*	240*

* Not annualized.

† For the period May 2, 2011 to December 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Reflects an involuntary contractual limitation in effect during the period. As a result of such limitation and/or waiver, the expenses of each class reflect a reduction of 1.36% as a percentage of average net assets.

f Portfolio turnover excludes TBA roll transactions.

The accompanying notes are an integral part of these financial statements.

Putnam VT Absolute Return 500 Fund 33

Notes to financial statements 12/31/11

Note 1 — Significant accounting policies

Putnam VT Absolute Return 500 Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%), as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund pursues a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The Financial statements present information for the period May 2, 2011 (the first business day after effective date of registration of the fund with the Securities and Exchange Commission) through December 31, 2011. Financial information for the period prior to May 2, 2011 is discussed in Note 6.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

The fund began offering class IA and IB shares on May 2, 2011.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from May 2, 2011 through December 31, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon

34 Putnam VT Absolute Return 500 Fund

as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

G) Futures contracts The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average number of contracts of approximately 10 on futures contracts for the reporting period

H) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately 5,500,000 on purchased options contracts for the reporting period.

I) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk or to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately 8,300,000 on forward currency contracts for the reporting period.

J) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Putnam VT Absolute Return 500 Fund 35

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $2,500,000 on total return swap contracts for the reporting period.

K) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $16,700,000 on interest rate swap contracts for the reporting period

L) Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $2,100,000 on credit default swap contracts for the reporting period.

M) Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $517,900 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $340,000.

N) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

O) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

P) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2011, the fund had a capital loss carryover of $28,305 available to the extent allowed by the Code to offset future net capital gain, if any. Within this amount, $24,097 of the capital loss carryover is considered to be short-term and $4,208 is long-term. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

36 Putnam VT Absolute Return 500 Fund

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of foreign currency gains and losses, net operating loss and income on swap contracts. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $38,959 to decrease undistributed net investment income and $53,759 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $92,718.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$205,730
Unrealized depreciation	(307,340)

Net unrealized depreciation	(101,610)
Capital loss carryforward	(28,305)

Cost for federal income tax purposes	$13,127,901

R) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Offering costs The offering costs of $18,440 are being fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

T) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 78.5% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee, computed and paid monthly, (based on the fund’s average net assets, excluding assets that are invested in other Putnam funds, except Putnam Money Market Liquidity Fund or any other Putnam funds that do not charge a management fee) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.880%	of the first $5 billion,
0.830%	of the next $5 billion,
0.780%	of the next $10 billion,
0.730%	of the next $10 billion,
0.680%	of the next $50 billion,
0.660%	of the next $50 billion,
0.650%	of the next $100 billion and
0.645%	of any excess thereafter.

Putnam Management has agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through June 30, 2013, to the extent that expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, such as borrowing costs, payments under distribution plans, and extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $8,984 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $125,895 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $61 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $9, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $10,495,266 and $8,545,632, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Putnam VT Absolute Return 500 Fund 37

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written equity option	Written equity option
	contract amounts	premiums received	contract amounts	premiums received

Written options outstanding at the
beginning of the reporting period	$—	$—	$16,944	$1,849

Options opened	10,192,040	474,514	159,935	155,198

Options exercised	(711,113)	(9,543)	—	—

Options expired	—	—	(124,694)	(70,562)

Options closed	(543,203)	(9,363)	(17,566)	(26,612)

Written options outstanding at the
end of the reporting period	$8,937,724	$455,608	$34,619	$59,873

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares		Class IB shares
	For the period 5/2/11		For the period 5/2/11
	(commencement of operations) to 12/31/11		(commencement of operations) to 12/31/11

	Shares	Amount	Shares	Amount

Shares sold	—	$—	279,827	$2,674,935

Shares issued in connection with
reinvestment of distributions	—	—	—	—

	—	—	279,827	2,674,935

Shares repurchased	—	—	(5,159)	(49,419)

Net increase	—	$—	274,668	$2,625,516

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class IA	990,000	100%	$9,533,700

Class IB	10,000	3.5	96,100

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$11,633	Payables	$91,727

Foreign exchange contracts	Receivables	58,567	Payables	55,201

Equity contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation/(depreciation)	75,148*	appreciation/(depreciation)	104,068*

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation/(depreciation)	471,628*	appreciation/(depreciation)	871,947*

Total		$616,976		$1,122,943

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(94,270)	$(94,270)

Foreign exchange contracts	—	—	(87,427)	—	$(87,427)

Equity contracts	51,588	(5,189)	—	37,484	$83,883

Interest rate contracts	(62,142)	3,824	—	24,517	$(33,801)

Total	$(10,554)	$(1,365)	$(87,427)	$(32,269)	$(131,615)

38 Putnam VT Absolute Return 500 Fund

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$48,058	$48,058

Foreign exchange contracts	—	—	5,632	—	5,632

Equity contracts	(44,678)	(5,803)	—	(15,957)	(66,438)

Interest rate contracts	(142,909)	1,085	—	(19,759)	(161,583)

Total	$(187,587)	$(4,718)	$5,632	$12,342	$(174,331)

Note 6 — Initial capitalization and offering of shares

The fund was established as a series of the Trust on April 28, 2011. Prior to April 28, 2011, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class IA	$9,900,000	990,000

Class IB	$100,000	10,000

From April 28, 2011 (commencement of operations) to April 29, 2011, the fund began carrying out its investment objective with the initial capital contribution. During this period the fund had $476 of net investment loss, $0 of net realized gains, and $3,627 of net unrealized appreciation on investments. The net assets at April 29, 2011 were $10,003,151. Effective April 30, 2011 the fund was registered under the Securities Act of 1933.

Note 7 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $1,197 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $18,745,768 and $16,500,323, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 8 — New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. Putnam Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the fund’s financial statements.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default

Putnam VT Absolute Return 500 Fund 39

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships
Independent Trustees			
	**Ravi Akhoury** Born 1947 Trustee since 2009	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	Jacob Ballas Capital India, a non-banking finance company focused on private equity advisory services; RAGE Frameworks, Inc., a private software company
	**Barbara M. Baumann** Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College and member of the Investment Committee for the college's endowment. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Denver.	SM Energy Company, a domestic exploration and production company; UniSource Energy Corporation, an Arizona utility; CVR Energy, a petroleum refiner and fertilizer manufacturer
	**Jameson A. Baxter** Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None
	**Charles B. Curtis** Born 1940 Trustee since 2001	Former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Senior Advisor to the Center for Strategic and International Studies. Member of the Council on Foreign Relations.	Edison International; Southern California Edison
	**Robert J. Darretta** Born 1946 Trustee since 2007	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company
	**John A. Hill** Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Serves as a Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Also a member of the Advisory Board of the Millstein Center for Corporate Governance and Performance at the Yale School of Management.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company
	**Paul L. Joskow** Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	TransCanada Corporation, an energy company focused on natural gas transmission and power services; Exelon Corporation, an energy company focused on power services
	**Elizabeth T. Kennan** Born 1938 Trustee from 1992 to 2010 and since 2012	Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming). President Emeritus of Mount Holyoke College. Trustee of the National Trust for Historic Preservation and of Centre College. Chairman of the Board of Shaker Village of Pleasant Hill.	Former Chairman and now Lead Director of Northeast Utilities, which operates New England's largest energy delivery system
	**Kenneth R. Leibler** Born 1949 Trustee since 2006	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chairman of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts. Until November 2010, director of Ruder Finn Group, a global communications and advertising firm.	Northeast Utilities, which operates New England's largest energy delivery system
	**Robert E. Patterson** Born 1945 Trustee since 1984	Senior Partner of Cabot Properties, LP and Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate. Past Chairman and Trustee of the Joslin Diabetes Center.	None

40 Putnam VT Absolute Return 500 Fund

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2011, there were 108 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive Officer, Treasurer and	Vice President
Compliance Liaison	Since 2004
Since 2004	Director of Trustee Relations, Putnam Investments and
Putnam Management
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Judith Cohen (Born 1945)
Since 2002	Vice President, Clerk and Assistant Treasurer
Chief of Operations, Putnam Investments and Putnam Management	Since 1993

Janet C. Smith (Born 1965)	Michael Higgins (Born 1976)
Vice President, Assistant Treasurer and Principal Accounting Officer	Vice President, Senior Associate Treasurer and Assistant Clerk
Since 2007	Since 2010
Director of Fund Administration Services, Putnam Investments and	Manager of Finance, Dunkin’ Brands (2008–2010); Senior Financial
Putnam Management	Analyst, Old Mutual Asset Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Chief Compliance Officer, Putnam Investments, Putnam Management,	Since 2000
and Putnam Retail Management
Susan G. Malloy (Born 1957)
Mark C. Trenchard (Born 1962)	Vice President and Assistant Treasurer
Vice President and BSA Compliance Officer	Since 2007
Since 2002	Director of Accounting & Control Services, Putnam Management
Director of Operational Compliance, Putnam Investments and Putnam
Retail Management

Robert T. Burns (Born 1961)
Vice President and Chief Legal Officer
Since 2011
General Counsel, Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

Putnam VT Absolute Return 500 Fund 41

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42 Putnam VT Absolute Return 500 Fund

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Putnam VT Absolute Return 500 Fund 43

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44 Putnam VT Absolute Return 500 Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Investment Sub-Advisor	Legal Counsel	Robert E. Patterson
The Putnam Advisory Company, LLC	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109	Independent Registered	W. Thomas Stephens
Public Accounting Firm
Marketing Services	PricewaterhouseCoopers LLP
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Putnam VT Absolute Return 500 Fund 45

This report has been prepared for the shareholders
of Putnam VT Absolute Return 500 Fund.	272335 2/12

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2011*	$75,795	$--	$5,601	$ —

*	The fund commenced operations on April 28, 2011.

For the fiscal years ended December 31, 2011 the fund’s independent auditor billed aggregate non-audit fees in the amounts of $132,983 to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal Year Ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2011	$ —	$107, 505	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 28, 2012